Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of reconciliation of the expected tax rate

The following is a reconciliation of the expected tax rate to that reflected in the financial statements for the periods ended December 31, 2016 and 2015

Description	2016	2015

Tax provision (recovery) at statutory rate (35%)	$(212,222)	$(164,883)

Adjustments
Permanent differences	58,111	5,661
Change in valuation allowance	154,111	159,222

Tax provision	$-	$-

Schedule of deferred tax assets

Deferred tax assets at December 31, 2016 are comprised of the following:

Description	2016

Net operating loss carryforward	$233,665
Contributions carryforward	311
Less valuation allowance	(233,976)

Amounts recognized in financial statements	$-

Schedule of estimated corporate federal net operating loss (NOL)

Below is a chart showing the estimated corporate federal net operating loss (NOL) and the year in which it will expire, as itemized below:

Expiring Year Ending December 31,	Amount

2015	$196,754
2016	470,859

Total	$667,615